Leases	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company’s leasing activities primarily consist of three operating leases for offices and vehicles. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

	March 31, 2026	September 30, 2025
	(Unaudited)
Operating lease right-of-use assets	$251,929	$318,392
Operating lease liabilities – current	144,087	304,180
Operating lease liabilities – noncurrent	99,049	—
Total operating lease liabilities	$243,136	$304,180

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	For the six months ended March 31, 2026	For the year ended September 30, 2025
Weighted-average remaining lease term (years)	1.08	0.92
Weighted-average discount rate	4.75%	4.75%

During the six months ended March 31, 2026 and 2025, the Company incurred total operating lease expenses of $169,326 and $180,753, respectively.

The following table summarizes the maturity of operating lease liabilities as of March 31, 2026:

12 months ending March 31,	Operating
US$
2026	$152,188
2027	99,324
Total lease payments	251,513
Less: imputed interest	(8,377)
Total lease liabilities	$243,136